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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment []; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Timothy R. Barakett
Title:      as Managing Member of Atticus Management LLC, its general partner
Phone:      212-373-0800

Signature, Place, and Date of Signing:

  /s/ John F. Brown*           New York, New York             February 14, 2007
-------------------------     --------------------          --------------------
       (Signature]                [City, State]                   [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                      101
                                                              ------------------

Form 13F Information Table Value Total:                              $19,560,313
                                                              ------------------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.               Form 13F File Number                    Name
        ----              ---------------------            -------------------

       None.

                               Atticus Capital LP
                           Form 13F Information Table
                               December 31, 2006


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS
INC                    COM     00484M106     $    6,498        410,256    SH        SOLE                          410,256
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE
RESIDENTIAL CMTYS      COM     008273104     $   26,104      2,240,700    SH        SOLE                        2,240,700
------------------------------------------------------------------------------------------------------------------------------------
AMERCO                 COM     023586100     $  164,905      1,895,239    SH        SOLE                        1,895,239
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO    COM     025816109     $  693,161     11,425,100    SH   CALL SOLE                       11,425,100
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO    COM     025816109     $  213,055      3,511,700    SH        SOLE                        3,511,700
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL
GROUP INC              COM     026874107     $  293,806      4,100,000    SH   CALL SOLE                        4,100,000
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH
COS INC                COM     035229103     $  228,190      4,638,000    SH   CALL SOLE                        4,638,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC     COM     037833100     $   16,968        200,000    SH        SOLE                          200,000
------------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC NEW        COM     044209104     $   19,785        286,000    SH   CALL SOLE                          286,000
------------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC       COM     047439104     $    7,276        734,200    SH   CALL SOLE                          734,200
------------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC       COM     047439104     $   47,228      4,765,700    SH        SOLE                        4,765,700
------------------------------------------------------------------------------------------------------------------------------------
BIOVERIS CORP          COM     090676107     $   17,812      1,298,237    SH        SOLE                        1,298,237
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC          COM     09247X101     $  152,325      1,002,800    SH        SOLE                        1,002,800
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO              COM     097023105     $   79,192        891,400    SH        SOLE                          891,400
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET     CL A LTD
MGMT INC              VT SH    112585104     $  123,342      2,560,035    SH        SOLE                        2,560,035
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN      COM     12189T104     $  369,788      5,010,000    SH        SOLE                        5,010,000
SANTA FE C
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD   COM     136385101     $   98,476      1,850,000    SH   CALL SOLE                        1,850,000
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD   COM     136385101     $  325,661      6,118,000    SH        SOLE                        6,118,000
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC        COM     141705103     $  297,098      5,202,200    SH        SOLE                        5,202,200
------------------------------------------------------------------------------------------------------------------------------------
CHAMPS ENTMT INC DEL   COM     158787101     $   28,509      4,102,052    SH        SOLE                        4,102,052
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY
CORP                   COM     165167107     $   29,050      1,000,000    SH   CALL SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW       COM     166764100     $   61,486        836,200    SH   CALL SOLE                          836,200
------------------------------------------------------------------------------------------------------------------------------------
CHINA TELECOM CORP   SPON ADR
LTD                   H SHS    169426103     $   16,274        299,150    SH        SOLE                          299,150
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO           COM     191216100     $  484,913     10,050,000    SH   CALL SOLE                       10,050,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW       CL A    20030N101     $  146,538      3,461,800    SH        SOLE                        3,461,800
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA              SPON     204421101     $   15,709        801,870    SH        SOLE                          801,870
ANONIMA NACIONL TEL   ADR D
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS         COM     20825C104     $1,247,534     17,338,900    SH   CALL SOLE                       17,338,900
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS         COM     20825C104     $1,379,098     19,167,450    SH        SOLE                       19,167,450
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP               COM     126408103     $  352,319     10,232,900    SH        SOLE                       10,232,900
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE
DRILLING IN            COM     25271C102     $   72,633        908,600    SH        SOLE                          908,600
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP NEW   COM     26441C105     $   88,007      2,650,000    SH        SOLE                        2,650,000
------------------------------------------------------------------------------------------------------------------------------------
EMISPHERE
TECHNOLOGIES INC       COM     291345106     $   12,187      2,303,800    SH        SOLE                        2,303,800
------------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP            COM     292505104     $   10,242        222,900    SH        SOLE                          222,900
------------------------------------------------------------------------------------------------------------------------------------
EPICEPT CORP           COM     294264205     $       94         65,514    SH        SOLE                           65,514
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------

EXELON CORP            COM     30161N101     $   58,796        950,000    SH        SOLE                          950,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES
INC DE                 COM     31410H101     $   95,325      2,500,000    SH   CALL SOLE                        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES
INC DE                 COM     31410H101     $  101,208      2,654,300    SH        SOLE                        2,654,300
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC        COM     345838106     $    8,091        159,900    SH   PUT  SOLE                          159,900
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO            CL B    35671D857     $   41,798        750,000    SH   CALL SOLE                          750,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO            CL B    35671D857     $  261,647      4,694,900    SH        SOLE                        4,694,900
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP      COM     370442105     $    6,061        197,300    SH        SOLE                          197,300
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO
DEL NEW                COM     38388F108     $   12,870        650,000    SH   CALL SOLE                          650,000
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO
DEL NEW                COM     38388F108     $   28,710      1,450,000    SH        SOLE                        1,450,000
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO  SPON
CTR NORT              ADR      400501102     $   6,678        300,000    SH         SOLE                         300,000
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO  SPON ADR
 DEL PAC               B       400506101     $  169,823      4,333,337    SH        SOLE                        4,333,337
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO  SPON ADR
DEL SURE              SER B    40051E202     $    4,028         94,842    SH        SOLE                           94,842
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC      COM     413619107     $   40,091        484,654    SH        SOLE                          484,654
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC         COM     437076102     $  100,400      2,500,000    SH   CALL SOLE                        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD           ADR     45104G104     $   19,853        475,643    SH        SOLE                          475,643
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS IN         COM     46126P106     $    9,586        247,700    SH        SOLE                          247,700
------------------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD CORP   COM NO
                     PAR       496902404     $   16,904      1,422,900    SH        SOLE                        1,422,900
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW     SPONSORED
                     ADR       50049M109     $   34,949        433,400    SH        SOLE                          433,400
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------

KOREA ELECTRIC      SPONSORED
PWR                    ADR     500631106     $  138,052      6,078,900    SH        SOLE                        6,078,900
------------------------------------------------------------------------------------------------------------------------------------
KT CORP             SPONSORED
                      ADR      48268K101     $    9,446        372,615    SH        SOLE                          372,615
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO   CL A    512815101     $   92,867      1,420,207    SH        SOLE                        1,420,207
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC         COM     524901105     $   48,476        510,000    SH   CALL SOLE                          510,000
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC              COM     573284106     $   37,948        365,200    SH        SOLE                          365,200
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC         CL A    57636Q104     $  137,886      1,400,000    SH   CALL SOLE                        1,400,000
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC         CL A    57636Q104     $  588,921      5,979,500    SH        SOLE                        5,979,500
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC               COM     55262C100     $  325,117      4,450,000    SH   CALL SOLE                        4,450,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC               COM     55262C100     $  116,078      1,588,800    SH        SOLE                        1,588,800
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP         COM     580135101     $   79,191      1,786,400    SH        SOLE                        1,786,400
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC            COM     583916101     $   13,431        908,100    SH        SOLE                          908,100
------------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE             COM     552953101     $   89,873      1,567,100    SH        SOLE                        1,567,100
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP            COM     615369105     $  236,696      3,427,400    SH        SOLE                        3,427,400
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL
PARTNERS CORP          COM     63607P208     $   90,824      2,065,600    SH        SOLE                        2,065,600
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP
NEW                    COM     63934E108     $   52,821      1,580,048    SH        SOLE                        1,580,048
------------------------------------------------------------------------------------------------------------------------------------
NEXEN INC              COM     65334H102     $   14,427        262,300    SH        SOLE                          262,300
------------------------------------------------------------------------------------------------------------------------------------
NEXMED INC             COM     652903105     $       42         63,200    SH        SOLE                           63,200
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP  COM     655844108     $  160,928      3,200,000    SH   CALL SOLE                        3,200,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP  COM     655844108     $  619,010     12,308,800    SH        SOLE                       12,308,800
------------------------------------------------------------------------------------------------------------------------------------
NUCOR CORP             COM     670346105     $   67,685      1,238,300    SH   PUT  SOLE                        1,238,300
------------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC         COM     62949W103     $  286,876      2,951,400    SH   CALL SOLE                        2,951,400
------------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC         COM     62949W103     $  695,092      7,151,154    SH        SOLE                        7,151,154
------------------------------------------------------------------------------------------------------------------------------------
P T TELEKOMUNIKASI  SPONSORED
INDONESIA             ADR      715684106     $   23,277        510,470    SH        SOLE                          510,470
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD   SPONSORED
                      ADR      71646E100     $    7,871         55,910    SH        SOLE                           55,910
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP      COM     717265102     $  321,783      2,687,800    SH   CALL SOLE                        2,687,800
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP      COM     717265102     $2,113,065     17,650,061    SH        SOLE                       17,650,061
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX COS INC NEW    COM     71902E109     $   29,922      1,883,100    SH        SOLE                        1,883,100
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL     COM     74153Q102     $  316,753     10,554,900    SH        SOLE                       10,554,900
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
CRUISES LTD            COM     V7780T103     $   35,190        850,400    SH   CALL SOLE                          850,400
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC       COM     783764103     $   21,848        400,000    SH        SOLE                          400,000
------------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP  CL A    80874P109     $  122,090      4,038,700    SH        SOLE                        4,038,700
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP       COM     812350106     $  633,869      3,774,600    SH   CALL SOLE                        3,774,600
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP       COM     812350106     $  545,676      3,249,426    SH        SOLE                        3,249,426
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR       SBI INT-
SPDR TR              ENERGY    81369Y506     $  216,931      3,700,000    SH   CALL SOLE                        3,700,000
------------------------------------------------------------------------------------------------------------------------------------
SOMAXON
PHARMACEUTICALS INC    COM     834453102     $    4,684        330,100    SH        SOLE                          330,100
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO COM     845467109     $   50,823      1,450,000    SH        SOLE                        1,450,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Investment Discretion           Voting Authority
                                              Fair Market                           ---------------------           ----------------
                       Title                     Value       Shares or   SH/  Put/       Shared  Shared   Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call  Sole Defined  Other  Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ----  ---- ------- ------  --------   ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR            UNIT SER 1  78462F103     $1,616,734     11,416,000    SH   PUT  SOLE                       11,416,000
------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP         COM     855244109     $    3,542        100,000    SH        SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
STATE AUTO FINL CORP   COM     855707105     $      484         13,949    SH        SOLE                           13,949
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC      COM     867229106     $   78,910      1,000,000    SH   CALL SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC      COM     867229106     $   41,878        530,700    SH        SOLE                          530,700
------------------------------------------------------------------------------------------------------------------------------------
TD AMERITRADE
HLDG CORP              COM     87236Y108     $   48,328      2,986,900    SH   CALL SOLE                        2,986,900
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP               COM     873168108     $  124,417      2,295,100    SH   CALL SOLE                        2,295,100
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP         COM     907818108     $  310,107      3,370,000    SH   CALL SOLE                        3,370,000
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP         COM     907818108     $  549,194      5,968,200    SH        SOLE                        5,968,200
------------------------------------------------------------------------------------------------------------------------------------
UNIVISION
COMMUNICATIONS INC    CL A     914906102     $   63,597      1,795,500    SH        SOLE                        1,795,500
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP     COM     91529Y106     $   38,980      1,875,839    SH        SOLE                        1,875,839
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR    SH BEN INT  929042109     $  190,500      1,567,900    SH        SOLE                        1,567,900
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO          COM     959802109     $    6,092        271,700    SH        SOLE                          271,700
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                     $19,560,313
(in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN, DENNIS BERTRON and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner, Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates, including Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of March 21, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 18, 2007.

                                           /s/ Timothy R. Barakett
                                           -------------------------------------
                                           Timothy R. Barakett